Business Segments Information (Financial Information By Geographic Area) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Total	$ 3,605	$ 3,509
United States
Segment Reporting Information [Line Items]
Revenues	10,000	10,036	9,900
Property, Plant and Equipment	1,952	1,900	1,853
China
Segment Reporting Information [Line Items]
Revenues	3,122	3,012	3,079
Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Revenues	24,669	24,412	24,222
Property, Plant and Equipment, Total	3,605	3,509	3,437
Reportable Geographical Components [Member] | United States And Canada [Member]
Segment Reporting Information [Line Items]
Revenues	10,964	10,980	10,773
Property, Plant and Equipment	1,969	1,918	1,869
Reportable Geographical Components [Member] | Asia [Member]
Segment Reporting Information [Line Items]
Revenues	5,888	5,790	5,636
Property, Plant and Equipment	518	592	583
Reportable Geographical Components [Member] | Europe [Member]
Segment Reporting Information [Line Items]
Revenues	4,841	4,946	5,271
Property, Plant and Equipment	772	689	714
Reportable Geographical Components [Member] | Latin America [Member]
Segment Reporting Information [Line Items]
Revenues	1,555	1,430	1,319
Property, Plant and Equipment	308	293	262
Reportable Geographical Components [Member] | Middle East/Africa [Member]
Segment Reporting Information [Line Items]
Revenues	1,421	1,266	1,223
Property, Plant and Equipment	$ 38	$ 17	$ 9